Derecognition of financial assets	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Derecognition of financial assets
8.	Derecognition of financial assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are sold to either Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program, or to third-party investors.
The underlying mortgages sold in the above programs do not meet the derecognition requirements when the Bank retains the pre-payment
and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
These mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of the transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	July 31 2025 (1)	April 30 2025 (1)	October 31 2024 (1)
Assets
Carrying value of residential mortgage loans	$8,854	$9,377	$11,190
Other related assets (2)	6,248	6,265	7,202
Liabilities
Carrying value of associated liabilities	$15,061	$15,479	$17,923
(1)
The fair value of the transferred assets is $14,815 (April 30, 2025 – $15,524 and October 31, 2024 – $18,092) and the fair value of the associated liabilities is $14,966 (April 30, 2025 – $15,481 and October 31, 2024 – $17,692) for a net position of $(151) (April 30, 2025 – $43 and October 31, 2024 – $400).

(2)
These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of credit card and auto loans
The Bank securitizes a portion of its unsecured credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit card loans.
During the quarter, $
2,937
 million (April 30, 2025 –
nil
) of the Bank’s Canadian auto loan receivables were securitized through Securitized Term Auto Receivables Trust (SSTRT), a Bank-sponsored consolidated structured entity. As of July 31, 2025,
U.S.
$
186
 million (CAD $
258
 million) (April 30, 2025 –
nil
) offered notes issued to third party investors through SSTRT were outstanding and included in deposits – business and government on the Consolidated Statement of Financial Position.
Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	July 31 2025 (1)	April 30 2025 (1)	October 31 2024 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$169,302	$161,938	$174,334
Securities lending agreements	66,927	63,492	58,477
Total	236,229	225,430	232,811
Carrying value of associated liabilities (3)	$182,223	$177,987	$190,449
(1)
The fair value of transferred assets is $236,229 (April 30, 2025 – $225,430 and October 31, 2024 – $232,811) and the fair value of the associated liabilities is $182,223 (April 30, 2025 – $177,987 and October 31, 2024 – $190,449) for a net position of $54,006 (April 30, 2025 – $47,443 and October 31, 2024 – $42,362).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Other
off-balance
sheet arrangements
The Bank uses a capital vehicle to transfer credit exposure to security holders of the vehicle. While credit exposures are transferred, the related assets are not derecognized from the balance sheet. During the quarter, no new guarantee-linked notes were issued from this vehicle.